May 6, 1997


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.  20549

          Re:  HSBC Mutual Funds Trust
               Reg. No. 33-33734
               File No. 811-06057

Dear Sir or Madam:

          On behalf of HSBC Mutual Funds Trust  (the
"Registrant") we are hereby filing with the Commission pursuant to Rule 497(j) under the Securities Act of 1933 the definitive
Prospectus and Statement of Additional Information of the Registrant.

          We certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph
(c) of this section does not differ from that contained in Post-Effective Amendment No. 18 which was filed electronically on April 29, 1997.

          If you have any questions or comments concerning the enclosed, please call me at (212) 891-3947.

                                             Sincerely,


                                             Thomas M. Majewski